Distribution Date:	09/15/23	CSAIL 2019-C18 Commercial Mortgage Trust
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	patrick.a.remmert@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		Don Simon	(203) 660-6100
Delinquency Loan Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12597DAA3	1.966400%	25,306,000.00	1,217,414.63	528,355.54	1,994.94	0.00	0.00	530,350.48	689,059.09	31.11%	30.00%
A-2	12597DAB1	2.844900%	65,479,000.00	65,479,000.00	0.00	155,234.34	0.00	0.00	155,234.34	65,479,000.00	31.11%	30.00%
A-3	12597DAC9	2.716100%	146,016,000.00	146,016,000.00	0.00	330,495.05	0.00	0.00	330,495.05	146,016,000.00	31.11%	30.00%
A-4	12597DAD7	2.968000%	209,018,000.00	209,018,000.00	0.00	516,971.19	0.00	0.00	516,971.19	209,018,000.00	31.11%	30.00%
A-SB	12597DAE5	2.868000%	36,487,000.00	36,487,000.00	0.00	87,203.93	0.00	0.00	87,203.93	36,487,000.00	31.11%	30.00%
A-S	12597DAH8	3.321400%	52,537,000.00	52,537,000.00	0.00	145,413.66	0.00	0.00	145,413.66	52,537,000.00	23.20%	22.38%
B	12597DAJ4	3.593900%	32,728,000.00	32,728,000.00	0.00	98,017.63	0.00	0.00	98,017.63	32,728,000.00	18.28%	17.63%
C	12597DAK1	4.085999%	31,866,000.00	31,866,000.00	0.00	108,503.69	0.00	0.00	108,503.69	31,866,000.00	13.48%	13.00%
D	12597DAS4	2.500000%	20,671,000.00	20,671,000.00	0.00	43,064.58	0.00	0.00	43,064.58	20,671,000.00	10.37%	10.00%
E	12597DAU9	2.500000%	17,225,000.00	17,225,000.00	0.00	35,885.42	0.00	0.00	35,885.42	17,225,000.00	7.78%	7.50%
F	12597DAW5	2.750000%	17,225,000.00	17,225,000.00	0.00	39,473.96	0.00	0.00	39,473.96	17,225,000.00	5.19%	5.00%
G	12597DAY1	2.750000%	6,890,000.00	6,890,000.00	0.00	15,789.58	0.00	0.00	15,789.58	6,890,000.00	4.15%	4.00%
NR-RR	12597DBB0	4.085999%	27,561,002.00	27,561,002.00	0.00	92,682.11	0.00	0.00	92,682.11	27,561,002.00	0.00%	0.00%
Z	12597DBE4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12597DBC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			689,009,002.00	664,920,416.63	528,355.54	1,670,730.08	0.00	0.00	2,199,085.62	664,392,061.09

X-A	12597DAF2	1.178974%	534,843,000.00	510,754,414.63	0.00	501,805.07	0.00	0.00	501,805.07	510,226,059.09
X-B	12597DAG0	0.249333%	64,594,000.00	64,594,000.00	0.00	13,421.17	0.00	0.00	13,421.17	64,594,000.00
X-D	12597DAL9	1.585999%	37,896,000.00	37,896,000.00	0.00	50,085.83	0.00	0.00	50,085.83	37,896,000.00
X-F	12597DAN5	1.335999%	17,225,000.00	17,225,000.00	0.00	19,177.15	0.00	0.00	19,177.15	17,225,000.00
X-G	12597DAQ8	1.335999%	6,890,000.00	6,890,000.00	0.00	7,670.86	0.00	0.00	7,670.86	6,890,000.00
Notional SubTotal			661,448,000.00	637,359,414.63	0.00	592,160.08	0.00	0.00	592,160.08	636,831,059.09

Deal Distribution Total					528,355.54	2,262,890.16	0.00	0.00	2,791,245.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12597DAA3	48.10774638	20.87866672	0.07883269	0.00000000	0.00000000	0.00000000	0.00000000	20.95749941	27.22907966
A-2	12597DAB1	1,000.00000000	0.00000000	2.37075001	0.00000000	0.00000000	0.00000000	0.00000000	2.37075001	1,000.00000000
A-3	12597DAC9	1,000.00000000	0.00000000	2.26341668	0.00000000	0.00000000	0.00000000	0.00000000	2.26341668	1,000.00000000
A-4	12597DAD7	1,000.00000000	0.00000000	2.47333335	0.00000000	0.00000000	0.00000000	0.00000000	2.47333335	1,000.00000000
A-SB	12597DAE5	1,000.00000000	0.00000000	2.39000000	0.00000000	0.00000000	0.00000000	0.00000000	2.39000000	1,000.00000000
A-S	12597DAH8	1,000.00000000	0.00000000	2.76783334	0.00000000	0.00000000	0.00000000	0.00000000	2.76783334	1,000.00000000
B	12597DAJ4	1,000.00000000	0.00000000	2.99491659	0.00000000	0.00000000	0.00000000	0.00000000	2.99491659	1,000.00000000
C	12597DAK1	1,000.00000000	0.00000000	3.40499874	0.00000000	0.00000000	0.00000000	0.00000000	3.40499874	1,000.00000000
D	12597DAS4	1,000.00000000	0.00000000	2.08333317	0.00000000	0.00000000	0.00000000	0.00000000	2.08333317	1,000.00000000
E	12597DAU9	1,000.00000000	0.00000000	2.08333353	0.00000000	0.00000000	0.00000000	0.00000000	2.08333353	1,000.00000000
F	12597DAW5	1,000.00000000	0.00000000	2.29166676	0.00000000	0.00000000	0.00000000	0.00000000	2.29166676	1,000.00000000
G	12597DAY1	1,000.00000000	0.00000000	2.29166618	0.00000000	0.00000000	0.00000000	0.00000000	2.29166618	1,000.00000000
NR-RR	12597DBB0	1,000.00000000	0.00000000	3.36279900	0.04219948	3.88885970	0.00000000	0.00000000	3.36279900	1,000.00000000
Z	12597DBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12597DBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12597DAF2	954.96138985	0.00000000	0.93822873	0.00000000	0.00000000	0.00000000	0.00000000	0.93822873	953.97351950
X-B	12597DAG0	1,000.00000000	0.00000000	0.20777735	0.00000000	0.00000000	0.00000000	0.00000000	0.20777735	1,000.00000000
X-D	12597DAL9	1,000.00000000	0.00000000	1.32166535	0.00000000	0.00000000	0.00000000	0.00000000	1.32166535	1,000.00000000
X-F	12597DAN5	1,000.00000000	0.00000000	1.11333237	0.00000000	0.00000000	0.00000000	0.00000000	1.11333237	1,000.00000000
X-G	12597DAQ8	1,000.00000000	0.00000000	1.11333237	0.00000000	0.00000000	0.00000000	0.00000000	1.11333237	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/23 - 08/30/23	30	0.00	1,994.94	0.00	1,994.94	0.00	0.00	0.00	1,994.94	0.00
A-2	08/01/23 - 08/30/23	30	0.00	155,234.34	0.00	155,234.34	0.00	0.00	0.00	155,234.34	0.00
A-3	08/01/23 - 08/30/23	30	0.00	330,495.05	0.00	330,495.05	0.00	0.00	0.00	330,495.05	0.00
A-4	08/01/23 - 08/30/23	30	0.00	516,971.19	0.00	516,971.19	0.00	0.00	0.00	516,971.19	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	87,203.93	0.00	87,203.93	0.00	0.00	0.00	87,203.93	0.00
X-A	08/01/23 - 08/30/23	30	0.00	501,805.07	0.00	501,805.07	0.00	0.00	0.00	501,805.07	0.00
X-B	08/01/23 - 08/30/23	30	0.00	13,421.17	0.00	13,421.17	0.00	0.00	0.00	13,421.17	0.00
A-S	08/01/23 - 08/30/23	30	0.00	145,413.66	0.00	145,413.66	0.00	0.00	0.00	145,413.66	0.00
B	08/01/23 - 08/30/23	30	0.00	98,017.63	0.00	98,017.63	0.00	0.00	0.00	98,017.63	0.00
C	08/01/23 - 08/30/23	30	0.00	108,503.69	0.00	108,503.69	0.00	0.00	0.00	108,503.69	0.00
X-D	08/01/23 - 08/30/23	30	0.00	50,085.83	0.00	50,085.83	0.00	0.00	0.00	50,085.83	0.00
X-F	08/01/23 - 08/30/23	30	0.00	19,177.15	0.00	19,177.15	0.00	0.00	0.00	19,177.15	0.00
X-G	08/01/23 - 08/30/23	30	0.00	7,670.86	0.00	7,670.86	0.00	0.00	0.00	7,670.86	0.00
D	08/01/23 - 08/30/23	30	0.00	43,064.58	0.00	43,064.58	0.00	0.00	0.00	43,064.58	0.00
E	08/01/23 - 08/30/23	30	0.00	35,885.42	0.00	35,885.42	0.00	0.00	0.00	35,885.42	0.00
F	08/01/23 - 08/30/23	30	0.00	39,473.96	0.00	39,473.96	0.00	0.00	0.00	39,473.96	0.00
G	08/01/23 - 08/30/23	30	0.00	15,789.58	0.00	15,789.58	0.00	0.00	0.00	15,789.58	0.00
NR-RR	08/01/23 - 08/30/23	30	105,658.04	93,845.18	0.00	93,845.18	1,163.06	0.00	0.00	92,682.11	107,180.87
Totals			105,658.04	2,264,053.23	0.00	2,264,053.23	1,163.06	0.00	0.00	2,262,890.16	107,180.87

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	2,791,245.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,276,775.20	Master Servicing Fee	5,135.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,840.22
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	286.29
ARD Interest	0.00	Operating Advisor Fee	1,316.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	143.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,276,775.20	Total Fees	12,721.96

Principal		Expenses/Reimbursements
Scheduled Principal	528,355.54	Reimbursement for Interest on Advances	33.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,129.23
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	528,355.54	Total Expenses/Reimbursements	1,163.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,262,890.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	528,355.54
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,791,245.70
Total Funds Collected	2,805,130.74	Total Funds Distributed	2,805,130.73

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	664,920,417.32	664,920,417.32	Beginning Certificate Balance	664,920,416.63
(-) Scheduled Principal Collections	528,355.54	528,355.54	(-) Principal Distributions	528,355.54
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	664,392,061.78	664,392,061.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	664,920,417.32	664,920,417.32	Ending Certificate Balance	664,392,061.09
Ending Actual Collateral Balance	664,452,732.01	664,452,732.01

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.69)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.69)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	43,682,004.05	6.57%	74	4.4485	NAP	Defeased	7	43,682,004.05	6.57%	74	4.4485	NAP
	$9,999,999 or less	29	188,984,185.05	28.44%	65	4.2487	2.201862	1.49 or less	7	47,546,253.66	7.16%	73	4.3092	1.349951
$10,000,000 to $19,999,999		14	195,634,886.42	29.45%	74	4.1206	1.872442	1.50 to 1.74	8	94,941,795.75	14.29%	61	4.3204	1.628423
$20,000,000 to $29,999,999		3	69,500,000.00	10.46%	74	3.3710	3.267914	1.75 to 1.99	12	155,133,925.54	23.35%	59	4.2239	1.839933
$30,000,000 to $39,999,999		3	114,690,986.26	17.26%	52	3.7326	2.431700	2.00 to 2.99	18	271,431,861.40	40.85%	72	3.7226	2.505661
	$40,000,000 or greater	1	51,900,000.00	7.81%	74	3.3910	2.670000	3.00 or greater	5	51,656,221.38	7.77%	74	3.2261	4.697912
	Totals	57	664,392,061.78	100.00%	68	3.9762	2.250332	Totals	57	664,392,061.78	100.00%	68	3.9762	2.250332
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	43,682,004.05	6.57%	74	4.4485	NAP	South Carolina	2	13,804,293.97	2.08%	73	3.9067	1.933341
Alabama	2	3,661,887.46	0.55%	73	4.2602	1.871823	Texas	5	75,966,651.64	11.43%	43	4.2644	1.863671
Arizona	3	23,245,652.06	3.50%	73	4.2245	1.747042	Virginia	2	13,373,133.43	2.01%	74	3.7151	4.888482
California	3	66,550,000.00	10.02%	74	3.6346	2.560233	Wisconsin	2	3,319,455.94	0.50%	73	4.4500	2.120000
Connecticut	1	5,198,224.58	0.78%	73	4.2115	1.730000	Totals	79	664,392,061.78	100.00%	68	3.9762	2.250332
Florida	3	14,373,450.13	2.16%	74	3.9964	2.071223
									Property Type³
Georgia	3	6,698,290.44	1.01%	73	4.0328	1.572394
Illinois	1	16,897,017.39	2.54%	75	4.0600	2.040000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	4	12,385,316.30	1.86%	74	2.6533	5.050000		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	2,039,122.51	0.31%	74	2.6533	5.050000	Defeased	8	43,682,004.05	6.57%	74	4.4485	NAP
Kentucky	2	22,273,433.93	3.35%	73	3.9325	2.061319	Industrial	19	74,406,755.35	11.20%	74	3.4915	3.340674
Louisiana	2	19,485,729.76	2.93%	73	4.0854	1.685457	Lodging	6	44,972,230.28	6.77%	74	4.3363	2.536913
Maryland	1	1,850,895.84	0.28%	74	2.6533	5.050000	Mixed Use	4	26,712,918.62	4.02%	74	4.5130	2.055880
Michigan	3	44,742,222.61	6.73%	72	3.6442	2.497042	Mobile Home Park	4	14,212,271.42	2.14%	74	4.4044	2.295548
Minnesota	4	8,252,558.17	1.24%	74	4.6000	1.410000	Multi-Family	12	192,879,576.56	29.03%	61	3.8827	2.127314
Missouri	1	3,871,195.59	0.58%	74	2.6533	5.050000	Office	5	75,727,791.95	11.40%	57	4.0534	2.201803
Nebraska	1	8,250,000.00	1.24%	74	4.3700	1.960000	Retail	21	191,798,513.57	28.87%	72	3.9293	2.084286
Nevada	3	94,847,611.60	14.28%	61	3.7167	2.482816	Totals	79	664,392,061.78	100.00%	68	3.9762	2.250332
New Hampshire	1	13,965,847.36	2.10%	74	4.0200	1.850000
New Jersey	1	4,534,224.83	0.68%	73	4.2500	1.070000
New York	7	53,897,040.30	8.11%	74	4.3536	2.026756
North Carolina	4	33,917,347.86	5.11%	74	4.3244	1.674321
Ohio	3	16,219,940.07	2.44%	74	3.6148	3.419541
Oklahoma	1	8,219,143.28	1.24%	75	4.6000	2.040000
Pennsylvania	5	28,870,370.70	4.35%	58	3.8469	2.087575

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	43,682,004.05	6.57%	74	4.4485	NAP	Defeased	7	43,682,004.05	6.57%	74	4.4485	NAP
	3.4999% or less	6	163,270,000.00	24.57%	74	3.1806	3.151972	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	8	107,021,280.08	16.11%	73	3.7854	2.161208	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	14	149,073,041.14	22.44%	74	4.1225	2.014653	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	12	83,550,650.19	12.58%	69	4.3892	1.924053	37 months to 48 months	50	620,710,057.73	93.43%	67	3.9430	2.299011
	4.5000% to 4.7499%	8	98,347,474.72	14.80%	50	4.5238	1.920728	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	2	19,447,611.60	2.93%	13	4.9795	1.600000	Totals	57	664,392,061.78	100.00%	68	3.9762	2.250332
	5.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	664,392,061.78	100.00%	68	3.9762	2.250332
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	43,682,004.05	6.57%	74	4.4485	NAP	Defeased	7	43,682,004.05	6.57%	74	4.4485	NAP
	84 months or less	50	620,710,057.73	93.43%	67	3.9430	2.299011	Interest Only	13	238,625,000.00	35.92%	72	3.5494	2.834983
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	3	17,908,793.08	2.70%	74	4.3307	1.361214
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	34	364,176,264.65	54.81%	64	4.1818	1.993934
	Totals	57	664,392,061.78	100.00%	68	3.9762	2.250332	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	664,392,061.78	100.00%	68	3.9762	2.250332
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	43,682,004.05	6.57%	74	4.4485	NAP			No outstanding loans in this group
Underwriter's Information		4	58,736,961.30	8.84%	74	3.2385	3.652436
	12 months or less	44	539,123,127.45	81.15%	66	4.0098	2.153569
	13 months to 24 months	2	22,849,968.98	3.44%	74	4.1769	2.251535
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	664,392,061.78	100.00%	68	3.9762	2.250332
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30317175	MF	Las Vegas	NV	Actual/360	3.391%	151,549.44	0.00	0.00	N/A	11/01/29	--	51,900,000.00	51,900,000.00	09/01/23
2	30317176	MF	Houston	TX	Actual/360	4.500%	154,037.67	60,670.23	0.00	N/A	11/01/24	--	39,751,656.49	39,690,986.26	08/01/23
3	30317177	RT	Signal Hill	CA	Actual/360	3.115%	103,405.02	0.00	0.00	N/A	10/01/29	--	38,550,000.00	38,550,000.00	09/01/23
4	30316769	OF	Caledonia Township	MI	Actual/360	3.550%	111,425.63	0.00	0.00	N/A	09/09/29	--	36,450,000.00	36,450,000.00	09/09/23
5A5	30317178	IN	Various	Various	Actual/360	2.653%	57,118.79	0.00	0.00	N/A	11/07/29	--	25,000,000.00	25,000,000.00	09/07/23
5A8	30317179				Actual/360	2.653%	21,293.89	0.00	0.00	N/A	11/07/29	--	9,320,000.00	9,320,000.00	09/07/23
6	30317180	MF	Las Vegas	NV	Actual/360	3.391%	68,620.65	0.00	0.00	N/A	11/01/29	--	23,500,000.00	23,500,000.00	09/01/23
7	30317181	RT	New York	NY	Actual/360	4.203%	76,004.25	0.00	0.00	N/A	11/06/29	--	21,000,000.00	21,000,000.00	09/06/23
8A2	30504481	OF	Las Vegas	NV	Actual/360	4.979%	41,745.21	11,811.61	0.00	N/A	10/06/24	--	9,735,617.41	9,723,805.80	09/06/23
8A3	30504482				Actual/360	4.979%	41,745.21	11,811.61	0.00	N/A	10/06/24	--	9,735,617.41	9,723,805.80	09/06/23
9	30504028	MF	Louisville	KY	Actual/360	4.100%	69,628.70	27,010.97	0.00	N/A	10/06/29	--	19,721,739.24	19,694,728.27	09/06/23
10A1	30504310	MU	Petaluma	CA	Actual/360	4.522%	38,939.44	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	09/06/23
10A2	30504311				Actual/360	4.522%	38,939.44	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	09/06/23
11	30317182	MF	Baton Rouge	LA	Actual/360	4.090%	60,883.46	28,642.26	0.00	N/A	10/06/29	--	17,286,887.60	17,258,245.34	09/06/23
12	30317183	IN	Montgomery	IL	Actual/360	4.060%	59,165.42	26,190.93	0.00	N/A	12/01/29	--	16,923,208.32	16,897,017.39	09/01/23
13	30317184	RT	Nanuet	NY	Actual/360	4.500%	65,875.00	0.00	0.00	N/A	11/06/29	--	17,000,000.00	17,000,000.00	09/06/23
14	30504140	RT	Various	Various	Actual/360	3.786%	52,777.66	24,235.51	0.00	N/A	11/06/29	--	16,188,638.63	16,164,403.12	09/06/23
15	30317185	MF	Philadelphia	PA	Actual/360	3.498%	45,184.59	0.00	0.00	N/A	09/08/29	--	15,000,000.00	15,000,000.00	09/08/23
16	30317186	RT	Plaistow	NH	Actual/360	4.020%	48,425.97	23,359.39	0.00	N/A	11/01/29	--	13,989,206.75	13,965,847.36	09/01/23
17	30317187	OF	Austin	TX	Actual/360	3.984%	45,276.32	20,837.13	0.00	N/A	11/06/29	--	13,197,527.60	13,176,690.47	09/06/23
18	30317188	LO	Charlotte	NC	Actual/360	4.210%	46,937.27	20,872.47	0.00	N/A	11/01/29	--	12,947,220.09	12,926,347.62	09/01/23
19	30317189	Various Rochester		NY	Actual/360	4.350%	47,672.69	17,540.65	0.00	N/A	11/01/29	--	12,726,857.57	12,709,316.92	09/01/23
20	30317190	IN	Kinston	NC	Actual/360	4.400%	40,638.28	24,006.90	0.00	N/A	11/06/29	--	10,725,644.77	10,701,637.87	09/06/23
21	30504172	98	Various	Various	Actual/360	5.000%	49,944.44	0.00	0.00	N/A	11/06/29	--	11,600,000.00	11,600,000.00	09/06/23
22	30317191	RT	Mesa	AZ	Actual/360	3.960%	34,638.10	17,149.12	0.00	N/A	11/01/29	--	10,157,801.18	10,140,652.06	09/01/23
23	30317192	RT	Various	Various	Actual/360	3.940%	31,556.50	15,839.77	0.00	N/A	10/06/29	--	9,301,080.23	9,285,240.46	09/06/23
24	30317193	RT	Summerville	SC	Actual/360	3.910%	31,027.00	13,127.56	0.00	N/A	10/01/29	--	9,215,179.28	9,202,051.72	09/01/23
25	30504223	LO	Norfolk	VA	Actual/360	4.231%	32,790.25	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30317194	RT	Sharonville	OH	Actual/360	4.089%	29,251.16	13,696.72	0.00	N/A	11/06/29	--	8,307,432.42	8,293,735.70	09/06/23
27	30317195	Various Bemidji		MN	Actual/360	4.600%	32,738.32	12,374.38	0.00	N/A	11/06/29	--	8,264,932.56	8,252,558.18	09/06/23
28	30317196	LO	Oklahoma City	OK	Actual/360	4.600%	32,605.47	12,250.91	0.00	N/A	12/01/29	--	8,231,394.19	8,219,143.28	09/01/23
29	30317197	RT	Omaha	NE	Actual/360	4.370%	31,045.21	0.00	0.00	N/A	11/06/29	--	8,250,000.00	8,250,000.00	09/06/23
30	30317198	RT	Naples	FL	Actual/360	4.100%	28,950.56	0.00	0.00	N/A	12/01/29	--	8,200,000.00	8,200,000.00	09/01/23
31	30317199	IN	Various	Various	Actual/360	4.450%	30,256.65	10,040.85	0.00	N/A	10/06/29	--	7,895,898.67	7,885,857.82	09/06/23
32	30317200	RT	Riverside	CA	Actual/360	3.920%	27,004.44	0.00	0.00	12/01/29	11/01/34	--	8,000,000.00	8,000,000.00	09/01/23
33	30317201	MF	Tyler	TX	Actual/360	4.130%	27,656.48	10,532.57	0.00	N/A	11/06/29	--	7,776,561.23	7,766,028.66	09/06/23
34	30317202	MF	Midlothian	TX	Actual/360	4.060%	25,198.38	9,905.92	0.00	N/A	11/01/29	--	7,207,546.06	7,197,640.14	09/01/23
35	30317203	RT	King of Prussia	PA	Actual/360	4.390%	26,461.94	0.00	0.00	N/A	11/01/24	--	7,000,000.00	7,000,000.00	09/01/23
36	30317204	MH	Phoenix	AZ	Actual/360	4.410%	25,823.00	0.00	0.00	N/A	11/01/29	--	6,800,000.00	6,800,000.00	09/01/23
37	30504226	MF	Jacksonville	NC	Actual/360	4.211%	23,050.77	10,246.07	0.00	N/A	11/06/29	--	6,356,835.92	6,346,589.85	09/06/23
39	30317206	MH	Desert Hot Springs	CA	Actual/360	4.280%	23,698.78	8,391.57	0.00	N/A	12/01/29	--	6,430,178.48	6,421,786.91	09/01/23
40	30503795	RT	Chandler	AZ	Actual/360	4.450%	24,160.41	0.00	0.00	N/A	09/06/29	--	6,305,000.00	6,305,000.00	09/06/23
41	30317207	MH	West Salem	WI	Actual/360	4.050%	19,085.43	8,531.96	0.00	N/A	11/06/29	--	5,472,525.73	5,463,993.77	09/06/23
42	30504039	OF	Danbury	CT	Actual/360	4.212%	18,882.31	8,434.97	0.00	N/A	10/06/29	--	5,206,659.55	5,198,224.58	09/06/23
43	30317208	LO	Fredericksburg	TX	Actual/360	4.450%	19,759.20	7,945.33	0.00	N/A	11/06/29	--	5,156,443.33	5,148,498.00	09/06/23
44	30317209	MF	Greenville	NC	Actual/360	4.400%	19,525.52	8,016.33	0.00	N/A	11/06/29	--	5,153,362.15	5,145,345.82	09/06/23
45	30504095	LO	McLeansville	NC	Actual/360	4.379%	19,427.43	8,046.24	0.00	N/A	11/06/29	--	5,152,062.79	5,144,016.55	09/06/23
46	30317210	LO	Secaucus	NJ	Actual/360	4.250%	16,632.26	10,454.65	0.00	N/A	10/06/29	--	4,544,679.48	4,534,224.83	09/06/23
47	30317211	IN	Greenville	SC	Actual/360	3.900%	15,480.70	7,395.21	0.00	N/A	11/01/29	--	4,609,637.46	4,602,242.25	09/01/23
48	30317212	MF	Atlanta	GA	Actual/360	4.150%	16,250.77	6,596.09	0.00	N/A	09/06/29	--	4,547,436.03	4,540,839.94	09/06/23
49	30503959	RT	Philadelphia	PA	Actual/360	4.350%	14,732.09	6,176.01	0.00	N/A	11/06/29	--	3,932,928.39	3,926,752.38	09/06/23
50	30317213	RT	Salina	KS	Actual/360	4.020%	11,603.01	5,625.48	0.00	N/A	10/01/29	--	3,351,857.12	3,346,231.64	09/01/23
51	30317214	MH	Monticello	NY	Actual/360	4.580%	12,590.95	4,798.34	0.00	N/A	11/06/29	--	3,192,521.72	3,187,723.38	09/06/23
52	30317215	RT	Tuscaloosa	AL	Actual/360	4.190%	9,666.51	6,215.82	0.00	N/A	10/06/29	--	2,679,146.20	2,672,930.38	09/06/23
53	30503665	IN	Ithaca	MI	Actual/360	5.280%	12,462.32	3,605.52	0.00	N/A	10/06/29	--	2,740,978.74	2,737,373.22	09/06/23
54	30317216	MH	Broussard	LA	Actual/360	4.050%	7,779.75	3,267.20	0.00	N/A	11/06/29	--	2,230,751.62	2,227,484.42	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
55	30317217	MH	Middlefield	OH	Actual/360	4.500%	7,749.09	2,701.29	0.00	N/A	09/06/29	--	1,999,764.91	1,997,063.62 09/06/23
Totals							2,276,775.20	528,355.54	0.00				664,920,417.32	664,392,061.78
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,762,552.28	4,893,094.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,930,669.40	0.00	--	--	--	0.00	0.00	214,622.32	214,622.32	0.00	0.00
3	3,769,441.21	895,663.54	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,504,871.00	9,648,942.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	29,656,115.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A8	29,656,115.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,280,443.40	2,311,988.07	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,351,945.02	1,502,186.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	4,895,388.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	4,895,388.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,139,058.03	2,031,753.77	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	3,627,714.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	3,627,714.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,598,309.00	1,761,530.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,008,601.51	2,199,027.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,531,995.31	1,530,593.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,052,779.33	805,964.54	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	15,807,208.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,651,533.16	426,231.29	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,467,913.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,536,827.84	1,638,577.64	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,576,035.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,174,946.29	1,173,563.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,214,684.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,868,723.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,052,026.96	1,041,373.11	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,362,388.75	2,099,643.61	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,043,679.69	1,403,214.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	840,080.36	840,102.48	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,209,818.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	717,229.32	716,736.51	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	881,791.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	7,734,447.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	896,657.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	591,980.80	645,188.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	709,644.60	647,318.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	494,790.63	555,133.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	544,269.75	432,040.11	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	660,597.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,133,292.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	570,436.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	720,740.85	178,586.84	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,401,513.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	598,041.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	403,113.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	456,760.28	376,860.77	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	362,413.09	678,353.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	365,578.30	366,895.17	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	346,465.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	287,930.13	70,567.04	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	165,972,663.14	40,871,129.40				0.00	0.00	214,622.32	214,622.32	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.976202%	3.953987%	68
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.976411%	3.954192%	69
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.976620%	3.954396%	70
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.976845%	3.954617%	71
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.977051%	3.954819%	72
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.977274%	3.955038%	73
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.977478%	3.955237%	74
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.977734%	3.955489%	75
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.977936%	3.955686%	76
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.978136%	3.955882%	77
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.978349%	3.956091%	78
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.978540%	3.956277%	79
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30317176	08/01/23	0	B	214,622.32	214,622.32	0.00	39,751,656.49
Totals					214,622.32	214,622.32	0.00	39,751,656.49

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		66,138,598	66,138,598		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		598,253,464	598,253,464		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	664,392,062	664,392,062	0	0	0	0
Aug-23	664,920,417	664,920,417	0	0	0	0
Jul-23	665,446,851	665,446,851	0	0	0	0
Jun-23	666,011,744	666,011,744	0	0	0	0
May-23	666,534,207	666,534,207	0	0	0	0
Apr-23	667,095,270	667,095,270	0	0	0	0
Mar-23	667,613,790	667,613,790	0	0	0	0
Feb-23	668,252,338	668,252,338	0	0	0	0
Jan-23	668,766,645	668,766,645	0	0	0	0
Dec-22	669,279,082	669,279,082	0	0	0	0
Nov-22	669,821,603	669,821,603	0	0	0	0
Oct-22	670,302,402	670,302,402	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30317192	0.00	3.94000%	0.00	3.94000%	8	05/17/22	05/17/22	06/16/22
27	30317195	8,644,630.41	4.60000%	8,644,630.41 4.60000%		10	11/17/20	06/06/20	01/06/21
Totals		8,644,630.41		8,644,630.41
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.54	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	678.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	451.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	33.38	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.08)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,129.23	0.00	0.00	0.00	33.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,163.07

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the CSAIL 2019-C18 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

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